                        Frank Russell Investment Company
                        Supplement Dated January 31, 2003
                   To the Statement of Additional Information
                               Dated March 1, 2002
                     As Supplemented through January 6, 2003
 And, solely with respect to the Russell Multi-Manager Principal Protected Fund,
                                January 17, 2003


The following restates the section entitled "Money Manager Information" for the Diversified Bond, Fixed Income I and Russell Multi-Manager Principal Protected Funds in their entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                              DIVERSIFIED BOND FUND

     Lincoln Capital Fixed Income Management Company, LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.
     Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.
     TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                               FIXED INCOME I FUND

     Lincoln Capital Fixed Income Management Company, LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.
     Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.
     TimesSquare Capital Management, Inc. is a wholl-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                 RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

     Alliance Capital Management L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).
     Lincoln Capital Fixed Income Management Company, LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.
     Lord, Abbett & Co. is wholly-owned by its employees with no single employee owning 25% or more of the firm.
     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.
     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

                        Frank Russell Investment Company
                        Supplement Dated January 31, 2003
                   To the Statement of Additional Information
                                 (Fund of Funds)
                               Dated March 1, 2002
                   As Supplemented through September 10, 2002


I. The following restates the chart contained on the cover page of this Statement of Additional Information:



FUND                                      INCEPTION DATE                  PROSPECTUS DATE
                                          --------------                  ---------------
Equity Aggressive Strategy*               September 30, 1997              March 1, 2002**
Aggressive Strategy                       September 16, 1997              March 1, 2002**
Balanced Strategy                         September 16, 1997              March 1, 2002**
Moderate Strategy                         October 2, 1997                 March 1, 2002**
Conservative Strategy                     November 7, 1997                March 1, 2002**
Tax-Managed Global Equity                 February 1, 2000                March 1, 2002**

* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.

**   As Supplemented through January 6, 2003.

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Does the code contain
                                                                                                         all of the required
                                      Personal investing       Are investments in securities owned           Rule 17j-1
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?            provisions?
------------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,          Yes                     No                                          Yes
L.P.
------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management           Yes                     Yes, but not in securities with             Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research and                                       sell orders
Management Unit
------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC           Yes                     Yes, but not in securities on a             Yes
                                                              restricted list
------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors         Yes                     Yes, but not in securities with             Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,       Yes                     Yes, but not in securities with             Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset              Yes                     Yes, but not in securities with             Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management, LLC      Yes                     Yes, but not in securities with             Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
------------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders unless the order is
                                                              bunched with the client's, the
                                                              client is able to fully complete its
                                                              own order, and the order receives
                                                              the average price for that day
------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                         Yes, but cannot purchase closed-end     Yes
Research Company                                              funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a    Yes
Markets Limited                                               restricted list
------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates,    Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management,   Yes                         Yes, but not in securities with         Yes
a business unit of the                                        pending or possible client buy or
Investment Management Division                                sell orders
of Goldman, Sachs & Co.
------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Fixed Income      Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts          No                                      Yes
Company, LLC                      personal trading except
                                  for certain specific
                                  transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company, LLC                      registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management    Yes                         Yes, except cannot purchase             Yes
North America Ltd.                                            securities on a restricted list
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with         Yes
Management Incorporated                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management Company LLC                                        however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International,      Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
-------------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Uninvested Cash Balances" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     Uninvested Cash Balances. Each Underlying Fund and its money managers may elect to invest the Underlying Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as doing it not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Underlying Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

IV. The following restates the section entitled "Lending Portfolio Securities" in its entirety in the "Certain Investments of the Underlying Funds" section of the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements for all Funds) and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

V. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Diversified Equity Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy. Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.
MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial
  Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.
Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.
Strong Capital Management, Inc. is a corporation controlled by Richard S.
  Strong.
Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National
  Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.
Turner Investment Partners, Inc. is a corporation controlled by Robert E.
  Turner.
Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

VI. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Emerging Markets Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                              Emerging Markets Fund

Alliance Capital Management L.P., through its Bernstein Investment Research and
  Management Unit. See: Diversified Equity Fund.
Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.
Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.
Schroder Investment Management North America Ltd. is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.
T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of
  T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates.

VII. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Diversified Bond Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                              Diversified Bond Fund

Lincoln Capital Fixed Income Management Company, LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company. Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.
TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.